SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 147,966	$ 143,654
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	135,450	131,625
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets other than goodwill and acquired intangible assets	$ 12,516	$ 12,029